Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Net parent investment	Treasury shares [member]	Capital reserve	Share-based long-term incentive plan (LTIP)	Legal reserve	Profit retention reserve	Retained earnings	Equity valuation adjustments	Total	Non-controlling interests
Balance at Dec. 31, 2015	R$ 461,877	R$ 441,616	R$ 9,730				R$ 757	R$ 7,588			R$ 459,691	R$ 2,186
Statement [LineItems]
Net income for the period	127,779								R$ 127,186		127,186	593
Non-controlling acquisition									2,779		2,779	(2,779)
Capital increase	63,264	26,610	36,654								63,264
Payout capitalization		56,351	(46,384)				(267)	4,539	(14,239)
Constitution of legal reserve							5,787		(5,787)
Distribution of interest on own capital	(26,059)								(26,059)		(26,059)
Profit retention reserve								83,881	(83,881)
Balance at Dec. 31, 2016	626,862	524,577					6,277	96,008			626,862
Statement [LineItems]
Net income for the period	478,794								478,781		478,781	13
Currency translation adjustment	55									R$ 55	55
Non-controlling acquisition	3,483											3,483
Constitution of legal reserve							23,939		(23,939)
Equity valuation adjustments	0	0	R$ 0	R$ 0	R$ 0	R$ 0	0	0	0	0	0	0
Distribution of dividends	(238,803)							(96,008)	(142,795)		(238,803)
Profit retention reserve								312,047	(312,047)
Balance at Dec. 31, 2017	870,391	524,577					30,216	312,047		55	866,895	3,496
Statement [LineItems]
Conversion of profit reserve to common shares		(524,556)			866,819		R$ (30,216)	R$ (312,047)
Net income for the period	910,408								909,267		909,267	1,141
Currency translation adjustment	208									208	208
Non-controlling acquisition	11,581									(7,588)	(7,588)	19,169
Issurance of common shares in initial public offering, net of offering costs	4,522,283	5			4,522,278						4,522,283
Shares issued-Share based long term incentive plan (LTIP)					258,166	(258,166)
Share based long term incentive plan (LTIP)	299,037					299,037					299,037
Acquisition of treasury shares	(39,532)			(39,532)							(39,532)
Balance at Dec. 31, 2018	R$ 6,574,376	R$ 26		R$ (39,532)	R$ 5,647,263	R$ 40,871			R$ 909,267	R$ (7,325)	R$ 6,550,570	R$ 23,806